Interest-Bearing Deposits (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
NOW	$ 40,090,252	$ 35,533,282
Money market	64,859,044	52,598,431
Savings	40,158,833	36,343,747
Certificates of deposit, $250,000 or more	15,233,383	16,979,039
Other time deposits	79,581,789	76,466,296
Interest-bearing Deposit Liabilities	$ 239,923,301	$ 217,920,795